Long-term debt - Bonds (Details) € in Thousands, $ in Thousands	Nov. 29, 2023 EUR (€)	Nov. 29, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Debt
Long-term debt			€ 7,447,562		€ 7,864,796
Fresenius Medical Care AG & Co. KGaA, 2019
Debt
Face amount			€ 650,000
Interest rate (as a percent)			0.25%	0.25%
Long-term debt					649,283
FME US Finance II, Inc. 2014
Debt
Face amount | $				$ 400,000
Interest rate (as a percent)			4.75%	4.75%
Long-term debt			€ 365,344		374,354
Fresenius Medical Care AG & Co. KGaA, 2018
Debt
Face amount			€ 500,000
Interest rate (as a percent)			1.50%	1.50%
Long-term debt			€ 502,492		498,245
Fresenius Medical Care AG & Co. KGaA, 2020
Debt
Face amount			€ 500,000
Interest rate (as a percent)			1.00%	1.00%
Long-term debt			€ 500,953		497,175
Fresenius Medical Care AG & Co. KGaA, 2019
Debt
Face amount			€ 600,000
Interest rate (as a percent)			0.625%	0.625%
Long-term debt			€ 597,457		596,158
FME US Finance III, Inc. 2021
Debt
Face amount | $				$ 850,000
Interest rate (as a percent)			1.875%	1.875%
Long-term debt			€ 766,121		790,926
Fresenius Medical Care AG & Co. KGaA, 2022
Debt
Face amount			€ 750,000
Interest rate (as a percent)			3.875%	3.875%
Long-term debt			€ 753,755		744,497
FME US Finance III, Inc. 2019
Debt
Face amount | $				$ 500,000
Interest rate (as a percent)			3.75%	3.75%
Long-term debt			€ 447,719		462,005
Fresenius Medical Care AG & Co. KGaA, 2019
Debt
Face amount			€ 500,000
Interest rate (as a percent)			1.25%	1.25%
Long-term debt			€ 498,648		497,781
Fresenius Medical Care AG & Co. KGaA, 2020
Debt
Face amount			€ 750,000
Interest rate (as a percent)			1.50%	1.50%
Long-term debt			€ 753,466		746,332
FME US Finance III, Inc. 2020
Debt
Face amount | $				$ 1,000,000
Interest rate (as a percent)			2.375%	2.375%
Long-term debt			€ 907,015		930,443
FME US Finance III, Inc. 2021
Debt
Face amount | $				$ 650,000
Interest rate (as a percent)			3.00%	3.00%
Long-term debt			€ 583,495		602,166
Bonds
Debt
Long-term debt			€ 6,676,465		€ 7,389,365
Redemption percentage at option of issuer			100.00%	100.00%
Percentage at which holders have right to ask repurchase			101.00%	101.00%
Bonds | Fresenius Medical Care AG
Debt
Redemption of bonds	€ 590,426	$ 650,000
Debt Issuance Program
Debt
Face amount			€ 10,000,000